Financial instruments - Interest rate risk (Details) - Interest rate risk - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Financial debt bearing variable interest rate, not hedged
Financial risk management and financial instruments
Percentage increase in variable interest rate for sensitivity analysis	0.50%
Percentage effect on consolidated net income	1.00%
Percentage effect on equity	1.00%
Interest rate swap
Financial risk management and financial instruments
Notional amount	€ 0	€ 204,000
Interest rate pre-hedges
Financial risk management and financial instruments
Reserve of cash flow hedges	€ 9,249	€ 1,131